CONSULTING AGREEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Consulting Agreements [Abstract]
Consulting Agreements [Text Block]
NOTE 5 -	CONSULTING AGREEMENTS

A.
On July 8, 2004, the Company entered into two consulting agreements with Prof. Eldad Melamed and Dr. Daniel Offen (together, the "Consultants"), under which the Consultants provide the Company scientific and medical consulting services in consideration for a monthly payment of $6 each. In addition, the Company granted each of the Consultants, a fully vested warrant to purchase 1,097,215 shares of Common Stock at an exercise price of $0.01 per share. The warrants issued pursuant to the agreement were issued to the Consultants effective as of November 4, 2004. Each of the warrants is exercisable for a seven-year period beginning on November 4, 2005. As of September 2010, all the above warrants had been exercised. In June 2012 an amendment was signed with Dr. Daniel Offen, according to which the company pays Daniel Offen a monthly payment of $6, out of which $3 in cash and $3 by grant of Company stock.

B.
On December 16, 2010, the Company approved grants of an aggregate 1,100,000 shares of Common Stock to the two Consultants, for services rendered through December 31, 2010. Related compensation in the amount of $220 was recorded as research and development expense. A sum of $487 was cancelled concurrently with the issuance of the 1,100,000 shares of Common Stock of the Company.

C.
On June 27, 2011, the Company approved an additional grant of 400,000 shares of Common Stock to Prof. Daniel Offen, for services rendered through December 31, 2009. Related compensation in the amount of $192 was recorded as research and development expense.

D.
On August 1, 2012, the Company approved additional grants of an aggregate 623,077 shares of Common Stock to the Consultants, for services rendered from January 1, 2011 through June 30, 2012. Related compensation in the amount of $162 was recorded as research and development expense.

E.
On January 16, 2013, the Company granted the Consultants an aggregate of 216,000 shares of Common Stock for their services from January 1, 2012 through December 31, 2012. Related compensation in the amount of $54 was recorded as research and development expense.

F.
On November 13, 2013, the Company approved grants of an aggregate 450,000 shares of Common Stock to the Consultants, for services rendered during January 1, 2013 through September 30, 2013 (the “2013 Shares”).

G.	On March 24, 2014, the Company approved grants of an aggregate 90,000 shares of Common Stock to the Consultants for services rendered in 2014, and issued such shares together with the 2013 Shares.

NOTE 4   -     CONSULTING AGREEMENTS

A.
On July 8, 2004, the Company entered into two consulting agreements with Prof. Eldad Melamed and Dr. Daniel Offen (together, the "Consultants"), under which the Consultants provide the Company scientific and medical consulting services in consideration for a monthly payment of $6 each. In addition, the Company granted each of the Consultants, a fully vested warrant to purchase 1,097,215 shares of Common Stock at an exercise price of $0.01 per share. The warrants issued pursuant to the agreement were issued to the Consultants effective as of November 4, 2004. Each of the warrants is exercisable for a seven-year period beginning on November 4, 2005. As of September 2010, all the above warrants had been exercised. In June 2012 an amendment was signed with Dr. Daniel Offen, according to which the company will pay Daniel Offen a monthly payment of $6, out of which $3 in cash and $3 by grant of Company stock.

B.
On December 16, 2010, the Company approved a grant of 1,100,000  shares of the Company's Common Stock to the two Consultants, for services rendered through December 31, 2010. Related compensation in the amount of $220 was recorded as research and development expense. A sum of $487 was cancelled concurrently with the issuance of the 1,100,000 shares of Common Stock of the Company.

C.
On June 27, 2011, the Company approved an additional grant of 400,000  shares of the Company's Common Stock to Prof. Daniel Offen, for services rendered through December 31, 2009. Related compensation in the amount of $192 is recorded as research and development expense.

D.
On August 1, 2012, the Company approved an additional grant of 623,077 shares of the Company's Common Stock to the Consultants, for services rendered during January 1, 2011 through June 30, 2012. Related compensation in the amount of $162 was recorded as research and development expense.

E.
On January 16, 2013, the Company granted the Consultants an aggregate of 216,000 shares of Common Stock for their services from January 1, 2012 through December 31, 2012. Related compensation in the amount of $54 was recorded as research and development expense.

F.	On November 13, 2013, the Company approved a grant of 450,000 shares of the Company's Common Stock to the Consultants, for services rendered during January 1, 2013 through September 30, 2013.